Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance measures of the Company. For further information concerning our variable pay-for-performance
compensation program and how the Company aligns executive compensation with performance, refer to the CD&A.
PAY VERSUS PERFORMANCE TABLE

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR FIRST CEO ($) (1)	COMPENSATION ACTUALLY PAID TO FIRST CEO ($) (2)	SUMMARY COMPENSATION TABLE TOTAL FOR SECOND CEO ($) (1)	COMPENSATION ACTUALLY PAID TO SECOND CEO ($) (2)	SUMMARY COMPENSATION TABLE TOTAL FOR THIRD CEO ($) (1)	COMPENSATION ACTUALLY PAID TO THIRD CEO ($) (2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOS ($) (3)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOS ($) (3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($ in Millions)	ADJUSTED EBITDA (5) ($ in Millions)
									TSR($)	PEER GROUP TSR($) (4)

2023	$5,780,285	$10,356,491	—	—	—	—	$2,512,596	$3,878,398	$80.65	$280.14	$62.44	$380

2022	$5,009,060	$3,946,571	$9,817,054	($2,462,392)	$2,115,630	$1,029,818	$2,209,605	($18,863)	$41.22	$144.32	$45.72	$349

2021	—	—	$7,514,917	$5,015,829	—	—	$1,807,233	$1,597,083	$112.60	$188.32	$168.82	$393

2020	—	—	$8,379,512	$8,200,281	—	—	$2,486,573	$3,367,679	$108.33	$128.34	$91.59	$446

(1) The dollar amounts reported in these columns are the amounts of total compensation reported for William Christensen (First CEO), who served as our CEO in December 2022 and in 2023; Gary Michel (Second CEO), who served as our CEO in 2020, 2021 and 2022 until August 2022; and Kevin Lilly (Third CEO), who served as our interim CEO from August 2022 until December 2022, as such amounts are shown in the “Total” column of the Summary Compensation Table for each respective fiscal year. Refer to the CD&A in this Proxy Statement for more information, as well as the CD&A in the 2023 Proxy Statement for compensation information for our former CEOs.
(2) The dollar amounts reported in these columns represent the amount of “compensation actually paid” to each of the CEOs (and, in the corresponding column, for the other NEOs (excluding the CEOs)), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to each of the CEOs (or, in the corresponding column, the other NEOs (excluding the CEOs)) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
and as described in the table below, the following equity award adjustments (addition or subtraction from Summary Compensation Table total, as applicable) were made to each of the CEO’s and each of the other NEO’s (excluding the CEOs) total compensation for each year to determine the compensation actually paid. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year. To calculate “compensation actually paid” for our CEOs and average of our other NEOs, the following applied: (i) measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes; (ii) restricted stock units are valued based on the closing stock price on the relevant measurement date; (iii) PSUs granted in 2020 are valued with an assumed a payout factor consisting of equally weighed performance targets of Adjusted EBITDA and free cash flow, and PSUs granted in 2021, 2022 and 2023 are valued with an assumed payout factor consisting of equally weighted performance targets of ROIC and TSR, consistent with the assumptions for ASC 718 purposes; and (iv) stock options are valued using a Black-Scholes option pricing model at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

YEAR	EXECUTIVE(S)	REPORTED SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF STOCK AWARDS ($)	REPORTED VALUE OF OPTION AWARDS ($)	YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	YEAR-OVER- YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAR-END ($)	FAIR VALUE AT PRIOR YEAR-END OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS ($)	COMPENSATION ACTUALLY PAID ($)

2023	First CEO	$5,780,285	($1,700,000)	—	$3,219,760	$2,209,264	$847,182	—	$10,356,491

	Other NEOs	$2,512,596	($931,006)	($216,216)	$2,085,092	$288,651	$139,281	—	$3,878,398

2022	First CEO	$5,009,060	($3,274,981)	($1,274,998)	$3,487,490	—	—	—	$3,946,571

	Second CEO	$9,817,054	($4,173,903)	($1,579,043)	—	($2,427,012)	$1,078,890	($5,178,378)	($2,462,392)

	Third CEO	$2,115,630	($851,473)	($148,495)	$378,526	($493,717)	$29,347	—	$1,029,818

	Other NEOs	$2,209,605	($1,008,842)	($236,559)	$382,486	($454,987)	($10,158)	($900,409)	($18,863)

2021	First CEO	—	—	—	—	—	—	—	—

	Second CEO	$7,514,917	($4,293,108)	($2,114,524)	$5,778,298	($2,101,196)	$231,441	—	$5,015,829

	Third CEO	—	—	—	—	—	—	—	—

	Other NEOs	$1,807,233	($713,520)	($332,974)	$943,968	($170,466)	$62,842	—	$1,597,083

2020	First CEO	—	—	—	—	—	—	—	—

	Second CEO	$8,379,512	($4,355,489)	($1,426,553)	$5,988,648	$75,340	($461,177)	—	$8,200,281

	Third CEO	—	—	—	—	—	—	—	—

	Other NEOs	$2,486,573	($1,242,795)	($150,780)	$2,233,246	$55,183	($13,748)	—	$3,367,679

(3) The names of each of the other NEOs (excluding the CEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (i) Messrs. Linker, Craven and Castillo and Ms. Behnia in 2020; (ii) Messrs. Linker, Guernsey, Craven and Castillo and Ms. Behnia in 2021; (iii) Messrs. Linker, Guernsey, Craven, Castillo and Krause and Mses. Albrecht and Behnia in 2022; and (iv) Messrs. Craven, Hayes, Leon and Lilly and Ms. Albrecht in 2023, as shown in the Summary Compensation Table in the Proxy Statement for each respective fiscal year.
(4) For each respective fiscal year, represents the cumulative TSR of the Standard & Poor’s 1500 Building Products Index.
(5) Represents Adjusted EBITDA from continuing operations for 2021, 2022 and 2023. The Company divested its Australasia business in July 2023. Adjusted EBITDA for 2020 includes the Company’s former Australasia business. See Appendix A for a reconciliation of Net Income to Adjusted EBITDA from continuing operations for 2021, 2022 and 2023 and Net Income to Adjusted EBITDA for 2020, the most directly comparable GAAP financial measure.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The names of each of the other NEOs (excluding the CEOs) included for purposes of calculating the average amounts in each applicable year are as follows: (i) Messrs. Linker, Craven and Castillo and Ms. Behnia in 2020; (ii) Messrs. Linker, Guernsey, Craven and Castillo and Ms. Behnia in 2021; (iii) Messrs. Linker, Guernsey, Craven, Castillo and Krause and Mses. Albrecht and Behnia in 2022; and (iv) Messrs. Craven, Hayes, Leon and Lilly and Ms. Albrecht in 2023, as shown in the Summary Compensation Table in the Proxy Statement for each respective fiscal year.
Peer Group Issuers, Footnote	For each respective fiscal year, represents the cumulative TSR of the Standard & Poor’s 1500 Building Products Index.
Adjustment To PEO Compensation, Footnote
(2) The dollar amounts reported in these columns represent the amount of “compensation actually paid” to each of the CEOs (and, in the corresponding column, for the other NEOs (excluding the CEOs)), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to each of the CEOs (or, in the corresponding column, the other NEOs (excluding the CEOs)) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
and as described in the table below, the following equity award adjustments (addition or subtraction from Summary Compensation Table total, as applicable) were made to each of the CEO’s and each of the other NEO’s (excluding the CEOs) total compensation for each year to determine the compensation actually paid. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year. To calculate “compensation actually paid” for our CEOs and average of our other NEOs, the following applied: (i) measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes; (ii) restricted stock units are valued based on the closing stock price on the relevant measurement date; (iii) PSUs granted in 2020 are valued with an assumed a payout factor consisting of equally weighed performance targets of Adjusted EBITDA and free cash flow, and PSUs granted in 2021, 2022 and 2023 are valued with an assumed payout factor consisting of equally weighted performance targets of ROIC and TSR, consistent with the assumptions for ASC 718 purposes; and (iv) stock options are valued using a Black-Scholes option pricing model at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

YEAR	EXECUTIVE(S)	REPORTED SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF STOCK AWARDS ($)	REPORTED VALUE OF OPTION AWARDS ($)	YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	YEAR-OVER- YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAR-END ($)	FAIR VALUE AT PRIOR YEAR-END OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS ($)	COMPENSATION ACTUALLY PAID ($)

2023	First CEO	$5,780,285	($1,700,000)	—	$3,219,760	$2,209,264	$847,182	—	$10,356,491

	Other NEOs	$2,512,596	($931,006)	($216,216)	$2,085,092	$288,651	$139,281	—	$3,878,398

2022	First CEO	$5,009,060	($3,274,981)	($1,274,998)	$3,487,490	—	—	—	$3,946,571

	Second CEO	$9,817,054	($4,173,903)	($1,579,043)	—	($2,427,012)	$1,078,890	($5,178,378)	($2,462,392)

	Third CEO	$2,115,630	($851,473)	($148,495)	$378,526	($493,717)	$29,347	—	$1,029,818

	Other NEOs	$2,209,605	($1,008,842)	($236,559)	$382,486	($454,987)	($10,158)	($900,409)	($18,863)

2021	First CEO	—	—	—	—	—	—	—	—

	Second CEO	$7,514,917	($4,293,108)	($2,114,524)	$5,778,298	($2,101,196)	$231,441	—	$5,015,829

	Third CEO	—	—	—	—	—	—	—	—

	Other NEOs	$1,807,233	($713,520)	($332,974)	$943,968	($170,466)	$62,842	—	$1,597,083

2020	First CEO	—	—	—	—	—	—	—	—

	Second CEO	$8,379,512	($4,355,489)	($1,426,553)	$5,988,648	$75,340	($461,177)	—	$8,200,281

	Third CEO	—	—	—	—	—	—	—	—

	Other NEOs	$2,486,573	($1,242,795)	($150,780)	$2,233,246	$55,183	($13,748)	—	$3,367,679

Non-PEO NEO Average Total Compensation Amount	$ 2,512,596	$ 2,209,605	$ 1,807,233	$ 2,486,573
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,878,398	(18,863)	1,597,083	3,367,679
Adjustment to Non-PEO NEO Compensation Footnote
(2) The dollar amounts reported in these columns represent the amount of “compensation actually paid” to each of the CEOs (and, in the corresponding column, for the other NEOs (excluding the CEOs)), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to each of the CEOs (or, in the corresponding column, the other NEOs (excluding the CEOs)) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
and as described in the table below, the following equity award adjustments (addition or subtraction from Summary Compensation Table total, as applicable) were made to each of the CEO’s and each of the other NEO’s (excluding the CEOs) total compensation for each year to determine the compensation actually paid. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns, as applicable, in the Summary Compensation Table for the applicable fiscal year. To calculate “compensation actually paid” for our CEOs and average of our other NEOs, the following applied: (i) measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes; (ii) restricted stock units are valued based on the closing stock price on the relevant measurement date; (iii) PSUs granted in 2020 are valued with an assumed a payout factor consisting of equally weighed performance targets of Adjusted EBITDA and free cash flow, and PSUs granted in 2021, 2022 and 2023 are valued with an assumed payout factor consisting of equally weighted performance targets of ROIC and TSR, consistent with the assumptions for ASC 718 purposes; and (iv) stock options are valued using a Black-Scholes option pricing model at the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.

YEAR	EXECUTIVE(S)	REPORTED SUMMARY COMPENSATION TABLE TOTAL ($)	REPORTED VALUE OF STOCK AWARDS ($)	REPORTED VALUE OF OPTION AWARDS ($)	YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	YEAR-OVER- YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAR-END ($)	FAIR VALUE AT PRIOR YEAR-END OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS ($)	COMPENSATION ACTUALLY PAID ($)

2023	First CEO	$5,780,285	($1,700,000)	—	$3,219,760	$2,209,264	$847,182	—	$10,356,491

	Other NEOs	$2,512,596	($931,006)	($216,216)	$2,085,092	$288,651	$139,281	—	$3,878,398

2022	First CEO	$5,009,060	($3,274,981)	($1,274,998)	$3,487,490	—	—	—	$3,946,571

	Second CEO	$9,817,054	($4,173,903)	($1,579,043)	—	($2,427,012)	$1,078,890	($5,178,378)	($2,462,392)

	Third CEO	$2,115,630	($851,473)	($148,495)	$378,526	($493,717)	$29,347	—	$1,029,818

	Other NEOs	$2,209,605	($1,008,842)	($236,559)	$382,486	($454,987)	($10,158)	($900,409)	($18,863)

2021	First CEO	—	—	—	—	—	—	—	—

	Second CEO	$7,514,917	($4,293,108)	($2,114,524)	$5,778,298	($2,101,196)	$231,441	—	$5,015,829

	Third CEO	—	—	—	—	—	—	—	—

	Other NEOs	$1,807,233	($713,520)	($332,974)	$943,968	($170,466)	$62,842	—	$1,597,083

2020	First CEO	—	—	—	—	—	—	—	—

	Second CEO	$8,379,512	($4,355,489)	($1,426,553)	$5,988,648	$75,340	($461,177)	—	$8,200,281

	Third CEO	—	—	—	—	—	—	—	—

	Other NEOs	$2,486,573	($1,242,795)	($150,780)	$2,233,246	$55,183	($13,748)	—	$3,367,679

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2023 COMPANY FINANCIAL PERFORMANCE MEASURES

We believe in a holistic evaluation of our NEOs and use a mix of performance measures in our annual and long-term incentive programs designed to align executive compensation with the Company’s performance and the interests of our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are listed in the table to the right. Additional information on these measures and how they feature in our compensation plans can be found in our CD&A.
Most Important Performance Measures
Adjusted EBITDA Operating Cash Flow Relative TSR

Total Shareholder Return Amount	$ 80.65	41.22	112.6	108.33
Peer Group Total Shareholder Return Amount	280.14	144.32	188.32	128.34
Net Income (Loss)	$ 62,440,000	$ 45,720,000	$ 168,820,000	$ 91,590,000
Company Selected Measure Amount	380,000,000	349,000,000	393,000,000	446,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	See Appendix A for a reconciliation of Net Income to Adjusted EBITDA from continuing operations for 2021, 2022 and 2023 and Net Income to Adjusted EBITDA for 2020, the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
William Christensen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,780,285	$ 5,009,060
PEO Actually Paid Compensation Amount	$ 10,356,491	$ 3,946,571
PEO Name	William Christensen	William Christensen
Gary Michel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,817,054	$ 7,514,917	$ 8,379,512
PEO Actually Paid Compensation Amount		$ (2,462,392)	$ 5,015,829	$ 8,200,281
PEO Name		Gary Michel	Gary Michel	Gary Michel
Kevin Lilly [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,115,630
PEO Actually Paid Compensation Amount		$ 1,029,818
PEO Name		Kevin Lilly
PEO | William Christensen [Member] | REPORTED VALUE OF STOCK AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,700,000)	$ (3,274,981)
PEO | William Christensen [Member] | REPORTED VALUE OF OPTION AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,274,998)
PEO | William Christensen [Member] | YEAREND FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,219,760	3,487,490
PEO | William Christensen [Member] | YEAROVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,209,264
PEO | William Christensen [Member] | CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAREND [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	847,182
PEO | Gary Michel [Member] | REPORTED VALUE OF STOCK AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,173,903)	$ (4,293,108)	$ (4,355,489)
PEO | Gary Michel [Member] | REPORTED VALUE OF OPTION AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,579,043)	(2,114,524)	(1,426,553)
PEO | Gary Michel [Member] | YEAREND FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,778,298	5,988,648
PEO | Gary Michel [Member] | YEAROVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,427,012)	(2,101,196)	75,340
PEO | Gary Michel [Member] | CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAREND [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,078,890	231,441	(461,177)
PEO | Gary Michel [Member] | FAIR VALUE AT PRIOR YEAREND OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,178,378)
PEO | Kevin Lilly [Member] | REPORTED VALUE OF STOCK AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(851,473)
PEO | Kevin Lilly [Member] | REPORTED VALUE OF OPTION AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(148,495)
PEO | Kevin Lilly [Member] | YEAREND FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		378,526
PEO | Kevin Lilly [Member] | YEAROVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(493,717)
PEO | Kevin Lilly [Member] | CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAREND [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,347
Non-PEO NEO | REPORTED VALUE OF STOCK AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(931,006)	(1,008,842)	(713,520)	(1,242,795)
Non-PEO NEO | REPORTED VALUE OF OPTION AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,216)	(236,559)	(332,974)	(150,780)
Non-PEO NEO | YEAREND FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,085,092	382,486	943,968	2,233,246
Non-PEO NEO | YEAROVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,651	(454,987)	(170,466)	55,183
Non-PEO NEO | CHANGE IN FAIR VALUE AT VESTING DATE VERSUS PRIOR YEAREND [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 139,281	(10,158)	$ 62,842	$ (13,748)
Non-PEO NEO | FAIR VALUE AT PRIOR YEAREND OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (900,409)